Financial Instruments (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Retained interests [Member]
Changes in the Level 3 fair-value category
Fair Value, Beginning Balance	$ 18	$ 39
Included in earnings	1
Included in other comprehensive income (loss)	1	1
Settlements	(11)	(22)
Fair Value, Ending Balance	9	18
Derivatives Financial Instruments [Member]
Changes in the Level 3 fair-value category
Fair Value, Beginning Balance		(5)
Fair Value, Ending Balance
Included in earnings		$ 5